CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Preferred A Shares [Member]	Preferred B Shares [Member]	Preferred C Share [Member]	Common Stocks [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2022 at Dec. 31, 2020	$ 413				$ 8,386,593	$ (16,755,676)	$ (8,247,521)
Beginning balance, shares at Dec. 31, 2020	4,126,776
Shares issued upon conversion of convertible notes payable	$ 12				1,273,991		1,281,523
Shares issued upon conversion of convertible notes payable, shares	123,803
Net loss						2,920,382	2,920,382
Ending balance, value at Dec. 31, 2021	$ 425			$ 141,177	10,900,652	(13,835,294)	(2,793,040)
Ending balance, shares at Dec. 31, 2021	4,250,579			1,411,799,497
Issuance of Preferred B Shares for cash					1,500,000		1,500,000
Issuance of Preferred B Shares for cash, shares		1,500
Financing fee paid in Preferred B shares					42,000		42,000
Financing fee paid in Preferred B shares, shares		35
Beneficial conversion feature of Pref B shares convertible notes					300,000		300,000
Shares issued for services				$ 600	56,200		56,800
Shares issued for services, shares				6,000,000
Shares issued upon conversion of convertible notes payable				$ 4,148	414,770		418,918
Shares issued upon conversion of convertible notes payable, shares				41,476,963
Net loss						(1,193,106)	(1,193,106)
Ending balance, value at Mar. 31, 2022	$ 425			$ 145,925	13,213,622	(15,028,400)	(1,668,428)
Ending balance, shares at Mar. 31, 2022	4,250,579	1,535		1,459,276,460
Balance - December 31, 2022 at Dec. 31, 2021	$ 425			$ 141,177	10,900,652	(13,835,294)	(2,793,040)
Beginning balance, shares at Dec. 31, 2021	4,250,579			1,411,799,497
Issuance of Preferred B Shares for cash					1,964,600		1,964,600
Issuance of Preferred B Shares for cash, shares		1,980
Financing fee paid in Preferred B shares					68,400		68,400
Financing fee paid in Preferred B shares, shares		59
Series B dividends						(210,486)	(210,486)
Shares issued from the Company’s equity line for cash					506,743		526,269
Beneficial conversion feature of Pref B shares convertible notes					434,200		434,200
Shares issued for services					56,200		56,800
Net loss						(22,762,622)	(22,762,622)
Ending balance, value at Dec. 31, 2022	$ 425			$ 167,601	30,179,731	(36,808,403)	(6,460,646)
Ending balance, shares at Dec. 31, 2022	4,250,579	2,305		1,676,014,753
Issuance of Preferred B Shares for cash					111,000		111,000
Issuance of Preferred B Shares for cash, shares		111
Financing fee paid in Preferred B shares					6,000		6,000
Financing fee paid in Preferred B shares, shares		6
Series B dividends						(65,596)	(65,596)
Shares issued from the Company’s equity line for cash				$ 10,749	247,848		258,597
Net loss						(373,404)	(373,404)
Shares issued for the Companys equity line for cash, shares				107,494,116
Ending balance, value at Mar. 31, 2023	$ 425			$ 178,350	$ 30,544,579	$ (37,247,403)	$ (6,524,049)
Ending balance, shares at Mar. 31, 2023	4,250,579	2,422		1,783,508,869